ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2019
Acquisition of Geist
Schedule of total aggregate purchase consideration

The total aggregate purchase consideration, net of cash acquired, was as follows:

Purchase Consideration
Cash	$126.1
Purchase consideration	126.1
Less: Cash acquired	(1.8)
Purchase consideration, net of cash acquired	$124.3

Summary of assets acquired and liabilities assumed

The following table summarizes the values of the assets acquired and liabilities assumed at the closing date:

Purchase Price
Allocation
Current assets	$18.1
Property, plant and equipment, net	28.5
Intangible assets	40.4
Total identifiable assets	87.0
Current liabilities	5.3
Total identifiable liabilities assumed	5.3
Goodwill	42.6
Purchase consideration, net of cash acquired	$124.3

Schedule of total identifiable intangible assets acquired

The following table details the total identifiable intangible assets acquired, their useful lives and fair values:

	Useful Life
	(Years)	Fair Value
Customer relationships	15	$21.9
Developed technology	15	12.4
Trademarks	5	6.1
Total finite-lived identifiable intangible assets		$40.4
Weighted average useful life of finite-lived intangibles (years)		13.5

Acquisition of Energy Labs, Inc
Schedule of total aggregate purchase consideration

The total aggregate purchase consideration, net of cash acquired, was as follows:

Purchase Consideration
Cash	$144.2
Contingent consideration	12.8
Purchase consideration	157.0
Less: Cash acquired	(7.5)
Purchase consideration, net of cash acquired	$149.5

Summary of assets acquired and liabilities assumed

The following table summarizes the values of the assets acquired and liabilities assumed at the closing date:

Purchase Price
Allocation
Current assets	$26.4
Property, plant and equipment, net	23.6
Intangible assets	73.7
Total identifiable assets	123.7
Current liabilities	13.3
Deferred income taxes	23.1
Total identifiable liabilities assumed	36.4
Goodwill	62.2
Purchase consideration, net of cash acquired	$149.5

Schedule of total identifiable intangible assets acquired

The following table details the total identifiable intangible assets acquired, their useful lives and fair values:

	Useful Life
	(Years)	Fair Value
Customer relationships	10	$59.7
Trademarks	5	3.3
Capitalized software	5	7.5
Other Intangibles	1	3.2
Total finite-lived identifiable intangible assets		$73.7
Weighted average useful life of finite-lived intangibles (years)		8.9